CONSOLIDATED STATEMENS OF CASH FLOWS (USD $)	7 Months Ended
Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (710,962)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on expired option to acquire property	150,000
Issuance of stock for services	40,000
Amortization of debt discount	794
Changes in operating assets and liabilities
Accounts receivable and prepaid expenses	(2,244)
Accounts payable and accrued expenses	43,212
Net cash used in operating activities - continuing operations	(479,200)
Net cash used in operating activities - discontinued operation	(9,871)
Net cash used in operating activities	(488,192)
Cash flows from investing activities
Net cash used in the purchase of property	(282,753)
Option to acquire property	(150,000)
Net cash used in investing activities	(432,753)
Cash flows from financing activities
Purchase and cancellation of shares of common stock	(100,000)
Proceeds from issuance of common stock	985,400
Proceeds from loan payable	530,000
Debt acquisition costs paid	(66,140)
Net cash provided by financing activities	1,349,260
Net Increase in Cash	427,436
Cash at the Beginning of the Period	0
Cash at the End of the Period	427,436
Supplemental Disclosure
Cash paid for interest	0
Cash paid for income taxes	0
Supplementary disclosure of noncash financing activities
Net liabilities on transfer of subsidiary	10,663
Cancellation of shares of common stock	100,000
Issuance of common stock for services	40,000
Net assets transferred on disposal of mapping division	452
Purchase of property with mortgage	$ 170,000